Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill		¥ 6,700	¥ 129,000
Goodwill	8,911,445	¥ 8,911,445	¥ 8,918,108	¥ 9,046,830
Puhui [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 8,911,000
Gem Alliance Limited [member]
Disclosure of information for cash-generating units [line items]
Proportion of ownership interest in subsidary	100.00%